Discontinued Operations Assets and Liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations Discontinued Operations Assets And Liabilities 1		$ 1,103,152
Discontinued Operations Discontinued Operations Assets And Liabilities 2		1,086,627
Discontinued Operations Discontinued Operations Assets And Liabilities 3		384,088
Discontinued Operations Discontinued Operations Assets And Liabilities 4		413,562
Discontinued Operations Discontinued Operations Assets And Liabilities 5		11,110
Discontinued Operations Discontinued Operations Assets And Liabilities 6		0
Discontinued Operations Discontinued Operations Assets And Liabilities 7		502
Discontinued Operations Discontinued Operations Assets And Liabilities 8		2,522
Discontinued Operations Discontinued Operations Assets And Liabilities 9		1,498,852
Discontinued Operations Discontinued Operations Assets And Liabilities 10		1,502,711
Discontinued Operations Discontinued Operations Assets And Liabilities 11		3,368,831
Discontinued Operations Discontinued Operations Assets And Liabilities 12		4,146,733
Discontinued Operations Discontinued Operations Assets And Liabilities 13		1,642,230
Discontinued Operations Discontinued Operations Assets And Liabilities 14		1,310,892
Discontinued Operations Discontinued Operations Assets And Liabilities 15		5,011,061
Discontinued Operations Discontinued Operations Assets And Liabilities 16		5,457,625
Discontinued Operations Discontinued Operations Assets And Liabilities 17		1,245,141
Discontinued Operations Discontinued Operations Assets And Liabilities 18		1,269,147
Discontinued Operations Discontinued Operations Assets And Liabilities 19		1,503,408
Discontinued Operations Discontinued Operations Assets And Liabilities 20		151,151
Discontinued Operations Discontinued Operations Assets And Liabilities 21		2,091,788
Discontinued Operations Discontinued Operations Assets And Liabilities 22		1,770,666
Discontinued Operations Discontinued Operations Assets And Liabilities 23		144,592
Discontinued Operations Discontinued Operations Assets And Liabilities 24		143,286
Discontinued Operations Discontinued Operations Assets And Liabilities 25		212,521
Discontinued Operations Discontinued Operations Assets And Liabilities 26		27,374
Discontinued Operations Discontinued Operations Assets And Liabilities 27		5,197,450
Discontinued Operations Discontinued Operations Assets And Liabilities 28		3,361,624
Discontinued Operations Discontinued Operations Assets And Liabilities 29		68,774
Discontinued Operations Discontinued Operations Assets And Liabilities 30		67,565
Discontinued Operations Discontinued Operations Assets And Liabilities 31		68,774
Discontinued Operations Discontinued Operations Assets And Liabilities 32		67,565
Discontinued Operations Discontinued Operations Assets And Liabilities 1	663,542
Discontinued Operations Discontinued Operations Assets And Liabilities 2	1,103,152
Discontinued Operations Discontinued Operations Assets And Liabilities 3	412,911
Discontinued Operations Discontinued Operations Assets And Liabilities 4	384,088
Discontinued Operations Discontinued Operations Assets And Liabilities 5	1,595
Discontinued Operations Discontinued Operations Assets And Liabilities 6	11,110
Discontinued Operations Discontinued Operations Assets And Liabilities 7	4,520
Discontinued Operations Discontinued Operations Assets And Liabilities 8	502
Discontinued Operations Discontinued Operations Assets And Liabilities 9	1,082,568
Discontinued Operations Discontinued Operations Assets And Liabilities 10	1,498,852
Discontinued Operations Discontinued Operations Assets And Liabilities 11	3,312,881
Discontinued Operations Discontinued Operations Assets And Liabilities 12	3,368,831
Discontinued Operations Discontinued Operations Assets And Liabilities 13	1,624,070
Discontinued Operations Discontinued Operations Assets And Liabilities 14	1,642,230
Discontinued Operations Discontinued Operations Assets And Liabilities 15	4,936,951
Discontinued Operations Discontinued Operations Assets And Liabilities 16	5,011,061
Discontinued Operations Discontinued Operations Assets And Liabilities 17	1,175,658
Discontinued Operations Discontinued Operations Assets And Liabilities 18	1,245,141
Discontinued Operations Discontinued Operations Assets And Liabilities 19	1,362,597
Discontinued Operations Discontinued Operations Assets And Liabilities 20	1,503,408
Discontinued Operations Discontinued Operations Assets And Liabilities 21	1,895,395
Discontinued Operations Discontinued Operations Assets And Liabilities 22	2,091,788
Discontinued Operations Discontinued Operations Assets And Liabilities 23	145,215
Discontinued Operations Discontinued Operations Assets And Liabilities 24	144,592
Discontinued Operations Discontinued Operations Assets And Liabilities 25	355,470
Discontinued Operations Discontinued Operations Assets And Liabilities 26	212,521
Discontinued Operations Discontinued Operations Assets And Liabilities 27	4,934,335
Discontinued Operations Discontinued Operations Assets And Liabilities 28	5,197,450
Discontinued Operations Discontinued Operations Assets And Liabilities 29	62,103
Discontinued Operations Discontinued Operations Assets And Liabilities 30	68,774
Discontinued Operations Discontinued Operations Assets And Liabilities 31	62,103
Discontinued Operations Discontinued Operations Assets And Liabilities 32	$ 68,774